Financial and Credit Risk Management	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Financial and Credit Risk Management [Abstract]
Financial and Credit Risk Management
FINANCIAL AND CREDIT RISK MANAGEMENT
At September 30, 2013, Atlas' allowance for bad debt increased to $976,000. Atlas increased its allowance for doubtful accounts by $236,000 in the three month period ended September 30, 2013 compared to a decrease of $159,000 during three month period ended September 30, 2012. This increase does not relate to any specific uncollectible account but rather relates to formulaic modeling correlating to the increase in accounts receivable experienced during the three month period ended September 30, 2013.
Fair value - Fair value amounts represent estimates of the consideration that would currently be agreed upon between knowledgeable, willing parties who are under no compulsion to act.
Atlas records the available for sale securities held in its securities portfolio at their fair value. Atlas primarily uses the services of external securities pricing vendors to obtain these values. The securities are valued using quoted market prices or prices established using observable market inputs. In volatile market conditions, these quoted market prices or observable market inputs can change rapidly causing a significant impact on fair value and financial results recorded.
Atlas employs a fair value hierarchy to categorize the inputs it uses in valuation techniques to measure the fair value. The hierarchy is comprised of quoted market prices (Level 1), third party models using observable market information (Level 2) and internal models without observable market information (Level 3). The following table summarizes Atlas' investments at fair value as of the period ended September 30, 2013 and as of the year ended December 31, 2012 (all amounts in '000s):

September 30, 2013	Level 1	Level 2	Level 3	Total
Fixed income securities	$13,364	$116,168	$234	$129,766
Equities	433	—	—	433
Other investments	—	—	1,249	$1,249
Totals	$13,797	$116,168	$1,483	$131,448

December 31, 2012	Level 1	Level 2	Level 3	Total
Fixed income securities	$9,843	$88,002	$234	$98,079
Equities	1,571	—	—	1,571
Other investments	—	—	1,262	1,262
Totals	$11,414	$88,002	$1,496	$100,912

Of the total portfolio of fixed income securities, only holdings of U.S. Treasury Securities are classified within Level 1. There were no transfers in or out of Level 2 or Level 3 during either period.
The fair value of the fixed income security in Level 3 was calculated using risk-adjusted value ranges and estimates, and the asset is the same at September 30, 2013 as at December 31, 2012. In the three month period ended September 30, 2013, approximately $95,000 was recognized in investment income from this investment. The other investment in Level 3 at September 30, 2013 is also the same as at December 31, 2012. Its effect on income has been immaterial in 2013. Both securities received Level 3 classification due to the absence of fair value quotes from Atlas' third party valuation service provider.
Though Atlas believes its valuation methods are appropriate, the use of different methodologies or assumptions to determine its fair value could result in a different fair value as of September 30, 2013. Management does not believe that reasonable changes to the inputs to its valuation methodology would result in a significantly higher or lower fair value measurement.
Capital management - The Company manages capital using both regulatory capital measures and internal metrics. The Company’s capital is primarily derived from common shareholders’ equity, retained deficit and accumulated other comprehensive income (loss).
As a holding company, Atlas could derive cash from its insurance subsidiaries generally in the form of dividends to meet its obligations, which will primarily consist of operating expense payments. Atlas’ insurance subsidiaries fund their obligations primarily through premium and investment income and maturities in the securities portfolio. The insurance subsidiaries require regulatory approval for the return of capital and, in certain circumstances, prior to the payment of dividends. In the event that dividends available to the holding company are inadequate to cover its operating expenses, the holding company would need to raise capital, sell assets or incur future debt.
The insurance subsidiaries must each maintain a minimum statutory capital and surplus of $1.5 million and $2.4 million under the provisions of the Illinois Insurance Code and the Missouri Insurance Code, respectively. Dividends may only be paid from statutory unassigned surplus, and payments may not be made if such surplus is less than a stipulated amount. The dividend restriction is the greater of statutory net income or 10% of total statutory capital and surplus.
At September 30, 2013 our insurance subsidiaries had a combined statutory surplus of $52.6 million and had combined net written premiums and combined net income for the nine months ended September 30, 2013 of $60.1 million and $5.7 million, respectively.
Atlas did not declare or pay any dividends to its common shareholders during the nine month period ended September 30, 2013 or in the year ended December 31, 2012.

FINANCIAL AND CREDIT RISK MANAGEMENT
By virtue of the nature of Atlas’ business activities, financial instruments make up the majority of the balance sheet. The risks which arise from transacting financial instruments include credit risk, market risk, liquidity risk and cash flow risk. These risks may be caused by factors specific to an individual instrument or factors affecting all instruments traded in the market. Atlas has a risk management framework in place to monitor, evaluate and manage the risks assumed in conducting its business. Atlas’ risk management policies and practices are as follows:
Credit risk - Atlas is exposed to credit risk principally through its fixed income securities and balances receivable from policyholders and reinsurers. Atlas controls and monitors concentration and credit quality risk through policies to limit and monitor its exposure to individual issuers or related groups (with the exception of U.S. Government bonds) as well as through ongoing review of the credit ratings of issuers held in the securities portfolio. Atlas’ credit exposure to any one individual policyholder is not material. Atlas has policies requiring evaluation of the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvency.
Atlas' allowance for bad debt of $4.3 million as of the year ended December 31, 2011 primarily related to a single agent. Settlement proceedings with this agent were executed in April 2012, and resulted in a minor recovery of previously fully reserved amounts. At the year ended December 31, 2012, Atlas' allowance for bad debt declined to $484,000 and bad debt expense of $52,000 was recognized. In the year ended December 31, 2011, Atlas recognized $248,000 in bad debt expense.
Equity price risk - This is the risk of loss due to adverse movements in equity prices. Atlas' investment in equity securities comprises a small percentage of its total portfolio, and as a result, the exposure to this type of risk is minimal.
Foreign currency risk - Atlas is not currently exposed to material changes in the U.S. dollar currency exchange rates with any other foreign currency.
Liquidity and cash flow risk - Liquidity risk is the risk of having insufficient cash resources to meet current financial obligations without raising funds at unfavorable rates or selling assets on a forced basis. Liquidity risk arises from general business activities and in the course of managing the assets and liabilities of Atlas. There is the risk of loss to the extent that the sale of a security prior to its maturity is required to provide liquidity to satisfy policyholder and other cash outflows. Cash flow risk arises from risk that future inflation of policyholder cash flow exceeds returns on long-term investment securities. The purpose of liquidity and cash flow management is to ensure that there is sufficient cash to meet all financial commitments and obligations as they fall due. The liquidity and cash flow requirements of Atlas’ business have been met primarily by funds generated from operations, asset maturities and income and other returns received on securities. Cash provided from these sources is used primarily for claims and claim adjustment expense payments and operating expenses. The timing and amount of catastrophe claims are inherently unpredictable and may create increased liquidity requirements.
Fair value - Fair value amounts represent estimates of the consideration that would currently be agreed upon between knowledgeable, willing parties who are under no compulsion to act.
Atlas records the available for sale securities held in its securities portfolio at their fair value. Atlas primarily uses the services of external securities pricing vendors to obtain these values. The securities are valued using quoted market prices or prices established using observable market inputs. In volatile market conditions, these quoted market prices or observable market inputs can change rapidly causing a significant impact on fair value and financial results recorded.
Atlas employs a fair value hierarchy to categorize the inputs it uses in valuation techniques to measure the fair value. The hierarchy is comprised of quoted market prices (Level 1), third party models using observable market information (Level 2) and internal models without observable market information (Level 3). The following table summarizes Atlas' investments at fair value as at the year ended December 31, 2012 and as of the year ended December 31, 2011(all amounts in '000s):

December 31, 2012	Level 1	Level 2	Level 3	Total
Fixed income securities	$9,843	$88,002	$234	$98,079
Equities	1,571	—	—	1,571
Other investments	—	—	1,262	$1,262
Totals	$11,414	$88,002	$1,496	$100,912

December 31, 2011	Level 1	Level 2	Level 3	Total
Fixed Income Securities	$13,363	$90,128	$—	$103,491
Equities	1,141	—	—	1,141
Totals	$14,504	$90,128	$—	$104,632

Of the total portfolio of fixed income securities, only holdings of U.S. Treasury Securities are classified within Level 1. There were no transfers in or out of Level 2 during either period.
The fair value of the fixed income security in Level 3 was calculated using risk-adjusted value ranges and estimates. Refer to Note 5 for a description of the other investment in Level 3, whose fair value approximates its carrying value. There have been no unrealized or realized gains recorded related to the other investment during the year ended December 31, 2012. Both securities received Level 3 classification due to the absence of fair value quotes from Atlas' third party valuation service provider.
Though Atlas believes its valuation methods are appropriate, the use of different methodologies or assumptions to determine its fair value could result in a different fair value at the year ended December 31, 2012. Management does not believe that reasonable changes to the inputs to its valuation methodology would result in a significantly higher or lower fair value measurement.
Capital management - The Company manages capital using both regulatory capital measures and internal metrics. The Company’s capital is primarily derived from common shareholders’ equity, retained deficit and accumulated other comprehensive income (loss).
As a holding company, Atlas could derive cash from its insurance subsidiaries generally in the form of dividends to meet its obligations, which will primarily consist of operating expense payments. Atlas’ insurance subsidiaries fund their obligations primarily through premium and investment income and maturities in the securities portfolio. The insurance subsidiaries require regulatory approval for the return of capital and, in certain circumstances, prior to the payment of dividends. In the event that dividends available to the holding company are inadequate to cover its operating expenses, the holding company would need to raise capital, sell assets or incur future debt.
The insurance subsidiaries must each maintain a minimum statutory capital and surplus of $1.5 million under the provisions of the Illinois Insurance Code. Dividends may only be paid from statutory unassigned surplus, and payments may not be made if such surplus is less than a stipulated amount. The dividend restriction is the greater of statutory net income or 10% of total statutory capital and surplus.
Net income computed under statutory-basis accounting for American Country was $457,000 versus a loss of $1.6 million for American Service. Losses for the year ended December 31, 2011were $2.3 million and $497,000 for American Country and American Service, respectively. Statutory capital and surplus of the insurance subsidiaries was $52.2 million and $50.0 million at December 31, 2012 and 2011, respectively.
Atlas did not declare or pay any dividends to its common shareholders during the year ended December 31, 2012 or in the year ended December 31, 2011.